TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 221	$ 198
Unrecognized Tax Benefits	$ 1,336	$ 705